Offerings - Offering: 1	Apr. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	72,059
Proposed Maximum Offering Price per Unit	2.6525
Maximum Aggregate Offering Price	$ 191,136.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 26.40
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. (2) Consists of 72,059 shares of Class A common stock, par value $0.0001 per share, of P3 Health Partners, Inc. (the "Registrant"), which became issuable on January 1, 2026 under the P3 Health Partners, Inc. 2021 Incentive Award Plan by operation of the automatic annual increase provision therein. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average high and low prices of the Registrant's Class A common stock as reported on the Nasdaq Capital Market on April 2, 2026. (4) The Registrant does not have any fee offsets.